Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 65,010	$ 21,626	$ 43,692
Restricted cash equivalents		460	230
Accounts receivable, net of allowances	1,015	2,060	3,575
Prepaid expenses	4,685	1,276
Prepaid expenses and other current assets		2,193	1,452
Debt issuance cost	122	1,132
Other current assets	927	917
Total current assets	71,759	27,471	48,949
Restricted cash equivalents, non-current	230	736	1,060
Right-of-use assets	9,535	10,291
Property and equipment, net	4,868	6,155	10,435
Deferred tax asset	2,169	2,169	2,282
Debt issuance cost	235
Deferred offering costs		1,264
Other assets	1,007	1,117
Other assets		2,381	911
Total Assets	89,803	49,203	63,637
Current liabilities:
Accounts payable	5,348	3,760	3,336
Accrued liabilities	5,939	7,298	3,411
Capital lease obligation, current portion			2,331
Operating lease liabilities	3,299	3,281
Financing lease liabilities	361	1,301
Income tax liability	2,829	2,737	2,953
Deferred rent, current portion			414
Deferred revenue	6,174	6,042	12,078
Convertible note		29,868
Derivative liability		3,488
Notes payable	16,930	29,964
Total current liabilities	40,880	87,739	24,523
Capital lease obligation, net of current portion			1,252
Operating lease liabilities, net of current portion	7,124	8,611
Notes payable, net of current portion	26,126
Financing lease liabilities, net of current portion	214	292
Deferred rent, net of current portion			1,511
Deferred revenue, net of current portion	9,465	14,959	19,204
Derivative and warrant liability			4,384
Convertible notes, net of current portion			13,058
Other liabilities	1,338	1,336	2,371
Total liabilities	85,147	112,937	66,303
Commitments and contingencies
Legacy SoundHound redeemable convertible preferred stock, value		279,503	273,687
Stockholders’ deficit:
Legacy SoundHound Common Stock, value		1	1
Class A Common Stock, $0.0001 par value; 455,000,000 shares authorized; 156,266,549 and 0 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	16
Class B Common Stock, $0.0001 par value; 44,000,000 shares authorized; 40,396,600 and 0 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	4
Additional paid-in capital	447,136	43,491	30,836
Accumulated other comprehensive loss			(1)
Accumulated deficit	(442,500)	(386,729)	(307,189)
Total stockholders’ equity (deficit)	4,656	(343,237)	(276,353)
Total liabilities, redeemable convertible preferred stock, and stockholders’ equity (deficit)	$ 89,803	$ 49,203	$ 63,637